Long-Term Investments, Net	12 Months Ended
Mar. 31, 2026
Long-Term Investments, Net [Abstract]
LONG-TERM INVESTMENTS, NET

5. LONG-TERM INVESTMENTS, NET

Long-term investments, net consist of investments in non-marketable securities as the following:

	Ownership	As of March 31,
	interest	2026		2025
	%	$’000		$’000
Non-marketable equity securities:
Investment A	2.47%	-		-
Investment B	8.13%	368		368
Investment C	4.90%	-	*	-	*
Investment D	19.00%	126		-
Net carrying value		494		368

*	Less than $1,000

The Company does not have significant influence over the equity investments. Since such investment does not have readily determinable fair values, the Company elected to account for the investments by using alternative measurement. The long-term investments, net are reported at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.

On May 28, 2024, the Company entered into a share purchase agreement with certain shareholder of Investment A, which wholly owns a virtual assets investment manager in Hong Kong. Pursuant to which, the Company acquired 2.47% of the total outstanding share capital of Investment A for an aggregate purchase price of $290,000.

On August 2, 2024, the Company entered into a share subscription agreement to subscribe 10 ordinary shares (equivalent to 500,000 shares after stock split on September 3, 2025) of Investment B, an investment holding company, in which one of its subsidiaries has been licensed by the HKSFC in Hong Kong, for a total subscription price of $368,000. The transaction is closed on August 23, 2024.

On September 13, 2024, Solomon Wealth acquired 4.90% of equity interest of Investment C, a money lenders company in Hong Kong, for a total cash consideration of HKD 49 (approximately $6).

On August 18, 2025, the Company acquired 19.00% of equity interest of Investment D, a company in Singapore, for a total cash consideration of SGD 161,500 (approximately $126,000).

The following table presents the movement of investments as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
	$’000	$’000
Beginning balance	368	-
Additions	126	658
Impairment loss of long-term investment, net – Investment A	-	(290)
Ending balance	494	368

As of March 31, 2026 and 2025, cumulative unrealized impairment of $290,000 and $290,000 were included in the carrying value of the Company’s long-term investments, net, respectively.

For the years ended March 31, 2026, 2025 and 2024, impairment loss of long-term investments of nil, $290,000 and nil is recorded in the Company’s consolidated statements of loss   and comprehensive loss, respectively.